November 5, 2007

Supplement

SUPPLEMENT DATED NOVEMBER 5, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE UTILITIES PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

Effective January 10, 2008, the Prospectus is revised as follows:

The first paragraph of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Portfolio will normally invest at least 80% of its assets in equity securities of companies that are engaged in the utilities industry. A company will be considered to be in the utilities industry if it derives at least 50% of its revenues or earnings from the utilities industry or devotes at least 50% of its assets to activities in that industry. These may include companies involved in, among other areas: telecommunications, computers and other new or emerging technologies, gas and electric energy, water distribution, the Internet and Internet related services. The companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Portfolio may invest up to 25% of its net assets in foreign securities. However, this percentage limitation does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

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The first sentence of the second paragraph of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Portfolio’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will shift the Portfolio’s assets between different segments of the utilities industry based on prevailing market, economic and financial conditions.

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The third and fourth paragraphs of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ are hereby moved to the section of the Prospectus entitled ‘‘Additional Investment Strategy Information.’’

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The first paragraph of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies — Other Investments’’ is hereby deleted and replaced with the following:

The remaining 20% of the Portfolio’s assets may be invested in fixed-income securities of companies engaged in the utilities industry, equity and fixed-income securities of companies not engaged in the utilities industry, U.S. Government securities issued, or guaranteed as to principal and interest, by the U.S. Government or its agencies or instrumentalities, and real estate investment trusts (commonly known as ‘‘REITs’’). A portion of the Portfolio’s fixed-income securities and convertible securities may be rated below investment grade (commonly known as ‘‘junk bonds’’). The Portfolio may also utilize forward foreign currency exchange contracts. For more information, see the ‘‘Additional Investment Strategy Information’’ section.

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The section of the Prospectus entitled ‘‘Principal Risks — Fixed-Income Securities’’ is hereby moved to the section of the Prospectus entitled ‘‘Additional Risk Information.’’

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The section of the Prospectus entitled ‘‘Principal Risks — Asset-Backed Securities’’ is hereby moved to the section of the Prospectus entitled ‘‘Additional Risk Information.’’

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The second sentence of the first paragraph of the section of the Prospectus entitled ‘‘Principal Risks — Other Risks’’ is hereby deleted and replaced with the following:

The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in convertible securities, fixed-income securities, REITs and forward foreign currency exchange contracts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR UT 11/07